Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax [Abstract]
Schedule of income tax expenses (benefit)
	For the year ended December 31,
	2015	2014	2013
	(U.S. dollar in thousands)
		Restated
Current	3,446	95	-
Deferred	(423)	995	(57)
Income tax expenses (benefit)	3,023	1,090	(57)

Schedule of theoretical income tax
	For the year ended December 31,
	2015	2014	2013
	(U.S. dollar in thousands)
		Restated

Income (loss) before income tax	17,776	4,212	(337)
Israeli corporate income tax rate	26.5%	26.5%	25%
Theoretical income tax expenses (benefit)	4,711	1,116	(84)
Tax rates differences	(1,659)	(63)	-
Other, net	(29)	37	27
Income tax expenses (benefit)	3,023	1,090	(57)